THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED)(1)                  SECURITY DESCRIPTION                     VALUE
------------------   -------------------------------------------------  -------------
CORPORATE OBLIGATIONS (20.0%)
FRANCE (2.7%)
   FRF     23,000    Household Finance Corp., 6.25% due 04/30/07......  $   3,991,026
   FRF     13,500    Societe Generale, 6.00% due 03/12/07.............      2,298,467
                                                                        -------------
                                                                            6,289,493
                                                                        -------------

GERMANY (4.7%)
  ITL   5,595,000    Bayerische Landesbank Girozentrale, 10.75% due
                       03/01/03.......................................      3,971,764
    DEM    12,000    Deutsche Pfandbriefe Hypobank, 5.625% due
                       02/07/03.......................................      6,950,562
                                                                        -------------
                                                                           10,922,326
                                                                        -------------

UNITED KINGDOM (12.6%)
   GBP      4,900    Alliance & Leicester Building Society PLC, 8.75%
                       due 12/07/06...................................      8,657,530
   GBP      1,200    Alliance & Leicester Building Society PLC, 9.75%
                       due 04/02/08...................................      2,259,540
   GBP      3,200    ASDA Group PLC, 8.375% due 04/24/07..............      5,576,358
    GBP       960    Halifax Building Society PLC, 9.375% due
                       05/15/21.......................................      1,859,971
   GBP      3,400    Imperial Chemical Industries, 7.625% due
                       08/21/07.......................................      5,626,234
   GBP      2,100    Royal Bank of Scotland PLC, 8.375% due
                       01/29/07.......................................      3,646,764
   GBP      1,000    Woolwich, 9.50% due 08/07/21.....................      1,933,431
                                                                        -------------
                                                                           29,559,828
                                                                        -------------
                         TOTAL CORPORATE OBLIGATIONS (COST
                           $46,257,894)...............................     46,771,647
                                                                        -------------
GOVERNMENT OBLIGATIONS (56.9%)
AUSTRALIA (1.1%)
    AUD     3,100    Government of Australia, 7.50% due 07/15/05......      2,452,374
                                                                        -------------

AUSTRIA (0.1%)
  JPY      25,000    Republic of Austria, 3.75% due 02/03/09..........        236,323
                                                                        -------------

CANADA (3.2%)
                     Government of Canada
    CAD     5,540      7.00% due 12/01/06.............................      4,362,153
    CAD     3,184      9.00% due 06/01/25.............................      3,103,377
                                                                        -------------
                                                                            7,465,530
                                                                        -------------

DENMARK (1.6%)
    DKK    22,000    Kingdom of Denmark, 8.00% due 03/15/06...........      3,740,944
                                                                        -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED)(1)                  SECURITY DESCRIPTION                     VALUE
------------------   -------------------------------------------------  -------------
FINLAND (2.0%)
   FIM     20,000    Republic of Finland, 9.50% due 03/15/04..........  $   4,607,835
                                                                        -------------

FRANCE (0.4%)
   FRF      5,700    Government of France, 6.00% due 10/25/25.........        941,638
                                                                        -------------

GERMANY (9.1%)
    DEM    13,470    Federal Republic of Germany, Series 93, 7.125%
                       due 12/20/02...................................      8,378,577
    DEM     8,800    Federal Republic of Germany, Series 92, 8.00% due
                       07/22/02.......................................      5,641,166
    DEM    11,650    German Unity Fund, 8.00% due 01/21/02 (2)........      7,408,110
                                                                        -------------
                                                                           21,427,853
                                                                        -------------

ITALY (9.5%)
                     Republic of Italy
  ITL  10,295,000      7.25% due 11/01/26.............................      6,408,535
  ITL  25,475,000      9.50% due 12/01/99.............................     15,884,506
                                                                        -------------
                                                                           22,293,041
                                                                        -------------

JAPAN (20.9%)
                     Government of Japan
  JPY   5,380,050      Series 187, 3.30% due 06/20/06 (2).............     49,045,649
                                                                        -------------

SPAIN (2.4%)
   ESP    767,400    Government of Spain, 7.90% due 02/28/02..........      5,680,517
                                                                        -------------

SWEDEN (4.2%)
                     Kingdom of Sweden
   SEK     25,500      6.50% due 10/25/06.............................      3,454,232
   SEK     43,200      8.00% due 08/15/07.............................      6,467,532
                                                                        -------------
                                                                            9,921,764
                                                                        -------------

UNITED KINGDOM (2.4%)
   GBP      2,970    Treasury Gilt, 8.00% due 06/07/21................      5,636,778
                                                                        -------------
                         TOTAL GOVERNMENT OBLIGATIONS (COST
                           $131,241,193)..............................    133,450,246
                                                                        -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED)(1)                  SECURITY DESCRIPTION                     VALUE
------------------   -------------------------------------------------  -------------
SUPRANATIONAL OBLIGATIONS (3) (1.4%)
                     European Investment Bank
  ITL   1,700,000      10.875% due 12/14/05...........................  $   1,278,214
  ITL   2,537,000      12.20% due 02/18/03............................      1,893,763
                                                                        -------------
                         TOTAL SUPRANATIONAL OBLIGATIONS (COST
                           $2,975,598)................................      3,171,977
                                                                        -------------
SHORT-TERM INVESTMENTS (14.5%)
EURODOLLAR TIME DEPOSITS (14.4%)
                     State Street Bank & Trust Co. London
       30,000,000      5.875% due 10/01/97............................     30,000,000
        3,686,000      4.50% due 10/01/97.............................      3,686,000
                                                                        -------------
                                                                           33,686,000
                                                                        -------------

U.S. TREASURY OBLIGATIONS (0.1%)
          400,000    United States Treasury Bills 4.87% due 11/13/97
                       (2)............................................        397,550
                                                                        -------------
                         TOTAL SHORT-TERM INVESTMENTS (COST
                           $34,083,550)...............................     34,083,550
                                                                        -------------
                     TOTAL INVESTMENTS (COST $214,558,235) (92.8%)....    217,477,420
                     OTHER ASSETS IN EXCESS OF LIABILITIES (7.2%).....     16,869,452
                                                                        -------------
                     NET ASSETS (100.0%)..............................  $ 234,346,872
                                                                        -------------
                                                                        -------------

------------------------------
(1) -- Principal is in the local currency of the country in which the currency is traded, which may not be the country of origin.

(2) -- Security is fully or partially segregated as collateral for futures contracts.

(3) -- International agencies.

NOTE: Based on the cost of investments of $214,666,597 for federal income tax purposes at September 30, 1997, the aggregate gross unrealized appreciation was $3,502,544 and the aggregate gross unrealized depreciation was $691,721 resulting in net unrealized appreciation of investments of $2,810,823.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $214,558,235 )          $217,477,420
Foreign Currency at Value (Cost $2,448,065 )          2,492,629
Receivable for Investments Sold                      19,415,912
Interest Receivable                                   5,061,502
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    535,724
Variation Margin Receivable                              84,845
Prepaid Expenses and Other Assets                         2,232
                                                   ------------
    Total Assets                                    245,070,264
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     6,508,167
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                  4,028,106
Advisory Fee Payable                                     69,616
Custody Fee Payable                                      50,747
Administrative Services Fee Payable                       6,031
Accrued Trustees' Fees and Expenses                         612
Administration Fee Payable                                  556
Fund Services Fee Payable                                   147
Accrued Expenses                                         59,410
                                                   ------------
    Total Liabilities                                10,723,392
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $234,346,872
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $278,071 )                                                  $ 9,753,644
EXPENSES
Advisory Fee                                       $   650,545
Custodian Fees and Expenses                            184,901
Administrative Services Fee                             57,815
Professional Fees and Expenses                          43,150
Printing Expenses                                       19,710
Fund Services Fee                                        6,587
Administration Fee                                       4,505
Trustees' Fees and Expenses                              3,543
Miscellaneous                                            1,077
                                                   -----------
    Total Expenses                                                   971,833
                                                                 -----------
NET INVESTMENT INCOME                                              8,781,811
NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $1,039,013
    net realized gain from futures contracts)       (1,925,482)
  Foreign Currency Transactions                     18,390,030
                                                   -----------
    Net Realized Gain                                             16,464,548
NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investments (including $206,962 net unrealized
    appreciation from futures contracts)             1,318,101
  Foreign Currency Contracts and Translation        (5,303,822)
                                                   -----------
    Net Change in Unrealized Depreciation                         (3,985,721)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $21,260,638
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE FISCAL       FOR THE FISCAL
                                                       YEAR ENDED           YEAR ENDED
                                                   SEPTEMBER 30, 1997   SEPTEMBER 30, 1996
                                                   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       8,781,811    $      11,244,228
Net Realized Gain on Investments and Foreign
  Currency Transactions                                   16,464,548           12,170,665
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Translation                                    (3,985,721)           1,814,400
                                                   ------------------   ------------------
    Net Increase in Net Assets Resulting from
      Operations                                          21,260,638           25,229,293
                                                   ------------------   ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            151,112,076          116,826,143
Withdrawals                                              (83,928,855)        (262,275,340)
                                                   ------------------   ------------------
    Net Increase (Decrease) from Investors'
      Transactions                                        67,183,221         (145,449,197)
                                                   ------------------   ------------------
    Total Increase (Decrease) in Net Assets               88,443,859         (120,219,904)
NET ASSETS
Beginning of Fiscal Year                                 145,903,013          266,122,917
                                                   ------------------   ------------------
End of Fiscal Year                                 $     234,346,872    $     145,903,013
                                                   ------------------   ------------------
                                                   ------------------   ------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                              FOR THE PERIOD
                                                                                             OCTOBER 11, 1994
                                                                                             (COMMENCEMENT OF
                                                     FOR THE FISCAL       FOR THE FISCAL      OPERATIONS) TO
                                                       YEAR ENDED           YEAR ENDED        SEPTEMBER 30,
                                                   SEPTEMBER 30, 1997   SEPTEMBER 30, 1996         1995
                                                   ------------------   ------------------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      0.52%                0.51%              0.55%(a)
  Net Investment Income                                         4.72%                5.34%              5.73%(a)
Portfolio Turnover                                               346%                 330%               288%(b)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30,1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. The Portfolio commenced operations on October 11, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industy or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At September 30, 1997, the Portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                 COST/PROCEEDS     9/30/97     (DEPRECIATION)
-------------------------------------------------  -------------   -----------   --------------
British Pound 14,875, expiring 10/01/97..........  $     24,045    $    24,029   $          (16)
Canadian Dollar 6,415,037, expiring 11/12/97.....     4,640,653      4,650,984           10,331
German Mark 9,707,145, expiring 11/12/97.........     5,534,290      5,512,185          (22,105)
Italian Lira 29,500,000,000, expiring 11/12/97...    16,758,630     17,075,443          316,813
Italian Lira 900,000, expiring 10/01/97..........           523            522               (1)
Italian Lira 1,920,000, expiring 10/02/97........         1,113          1,113                0
Japanese Yen 812,000,000, expiring 11/12/97......     6,772,987      6,768,075           (4,912)
Netherlands Guilder 563,382, expiring 11/12/97...       284,741        284,014             (727)
Netherlands Guilder 9,395,969 for Finnish Markka
 25,021,467 expiring 11/12/97....................     4,746,050      4,736,721           (9,329)
Spanish Peseta 1,904,691,300, expiring
 11/12/97........................................    12,809,895     12,775,399          (34,496)

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                 COST/PROCEEDS     9/30/97     (DEPRECIATION)
-------------------------------------------------  -------------   -----------   --------------
Spanish Peseta 238,000, expiring 10/01/97........  $      1,598    $     1,595   $          (3)
Spanish Peseta 1,156,000, expiring 10/02/97......         7,750          7,750               0
Swedish Krona 49,347,808, expiring 10/01/97......     6,516,896      6,508,167          (8,729)


SALES CONTRACTS
-------------------------------------------------
Australian Dollar 3,172,834, expiring 11/12/97...     2,322,515      2,299,902          22,613
British Pound 23,282,050, expiring 11/12/97......    36,772,210     37,543,519        (771,309)
British Pound 7,438, expiring 10/02/97...........        12,015         12,015               0
Canadian Dollar 16,959,431, expiring 11/12/97....    12,282,239     12,295,804         (13,565)
Danish Krone 25,604,578, expiring 11/12/97.......     3,721,595      3,816,848         (95,253)
French Franc 44,445,205, expiring 11/12/97.......     7,298,063      7,513,214        (215,151)
German Mark 61,394,366, expiring 11/12/97........    34,133,681     34,862,681        (729,000)
German Mark 9,707,145, expiring 10/02/97.........     5,519,188      5,496,100          23,088
Italian Lira 82,685,080,437 expiring 11/12/97....    46,620,484     47,860,488      (1,240,004)
Italian Lira 4,500,000, expiring 10/01/97........         2,614          2,608               6
Italian Lira 2,500,000,000, expiring 10/02/97....     1,449,275      1,448,729             546
Japanese Yen 6,755,932,743, expiring 11/12/97....    56,297,300     56,311,154         (13,854)
Netherlands Guilder 10,512,405, expiring
 11/12/97........................................     5,158,197      5,299,542        (141,345)
Spanish Peseta 2,946,870,655, expiring
 11/12/97........................................    19,258,013     19,765,643        (507,630)
Spanish Peseta 578,000, expiring 10/01/97........         3,890          3,875              15
Spanish Peseta 1,876,515,792, expiring
 10/01/97........................................    12,616,929     12,579,709          37,220
Swedish Krona 77,035,137, expiring 11/12/97......    10,080,188     10,175,773         (95,585)
                                                                                 --------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                $  (3,492,382)
                                                                                 --------------
                                                                                 --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------
      is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures transactions during the fiscal year ended September 30, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts open at beginning of year..............        14    $     1,121,505
Contracts opened - long positions................       723         92,688,456
Contracts opened - short positions...............       285         32,815,778
Contracts closed - long positions................      (695)       (85,848,971)
Contracts closed - short positions...............      (217)       (25,899,749)
                                                   ---------   ----------------
Contracts open at end of year....................       110    $    14,877,019
                                                   ---------   ----------------
                                                   ---------   ----------------

      SUMMARY OF OPEN CONTRACTS AT SEPTEMBER 30, 1997

                                                                    NET UNREALIZED
                                                     NUMBER OF      APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
Ten-Year Spanish Government Note, expiring
 December 1997...................................             34    $      47,456
Ten-Year Italian Government Note, expiring
 December 1997...................................              3           10,571
Ten-Year Japan Government Note, expiring December
 1997............................................              5           68,020
                                                   --------------   --------------
Totals...........................................             42    $     126,047
                                                   --------------   --------------
                                                   --------------   --------------

                                                                     NET UNREALIZED
                                                      NUMBER OF      APPRECIATION/
                                                   CONTRACTS SHORT   (DEPRECIATION)
                                                   ---------------   --------------
Ten-Year Long Gilt, expiring December 1997.......             (68)   $    (296,209)
                                                   ---------------   --------------
                                                   ---------------   --------------

   f) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the fiscal year ended September 30, 1997, such fees amounted to $650,545.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended September 30, 1997, the fee for these services amounted to $4,505.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex -wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended September 30, 1997, the fee for these services amounted to $57,815.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $6,587 for the fiscal year ended September 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997 the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended September 30, 1997 were as follows:

   COST OF            PROCEEDS
  PURCHASES          FROM SALES
-----------------   ------------
$     580,308,643   $528,981,330
-----------------   ------------
-----------------   ------------

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

5. SUBSEQUENT EVENT

The Portfolio expects to receive a substantial redemption request in January, 1998 as more fully discussed in Note 5 to the Fund's Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Non-U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Non-U.S. Fixed Income Portfolio (the "Portfolio") at September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period October 11, 1994 (commencement of operations) through September 30, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
November 25, 1997

30